                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        700 N.E. Multnomah, Suite 1600
                          Portland, Oregon 97232-4116



                             FINANCIAL STATEMENTS
                 FOR THE YEAR ENDED DECEMBER 31, 1996 AND 1995



                                 June 12, 1997


To the Members:

        The enclosed information concerning the Financial Statements of WhiteRock Portfolio Investors, L.L.C. for the year ended December 31, 1996 and 1995 is being furnished to you for your information and in accordance with applicable law. Please retain this information for future reference and call the undersigned at (214) 754-8494 with any questions you may have.

                                        Sincerely,


                                        /s/ Sharlene D. Snyder
                                        ----------------------
                                        Sharlene D. Snyder
                                        Secretary


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[LOGO OF KPMG PEAT MARWICK LLP APPEARS HERE]

The Global Leader








                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (A LIMITED LIABILITY COMPANY)

                             FINANCIAL STATEMENTS

                          DECEMBER 31, 1996 AND 1995

                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)


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[LOGO OF KPMG PEAT MARWICK APPEARS HERE]

2500 City Center Tower II
301 Commerce Street
Fort Worth, TX 76102




                         INDEPENDENT AUDITORS' REPORT
                         ----------------------------

The Members
WhiteRock Portfolio Investors, L.L.C.:

We have audited the accompanying balance sheets of WhiteRock Portfolio Investors, L.L.C. (a limited liability company) as of December 31, 1996 and 1995, and the related statements of operations, members' capital, and cash flows for the year ended December 31, 1996 and the period September 29, 1995 (inception) through December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the year ended December 31, 1996 and the period September 29, 1995 (inception) through December 31, 1995, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP


April 11, 1997

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                                Balance Sheets

                          December 31, 1996 and 1995


                Assets                               1996            1995
                ------                               ----            ----
Cash                                              $    2,575        1,834,136
Investment in Lone Star Opportunity Fund,
  L.P. (note 2)                                      805,158               --
Investment in Brazos Fund, L.P. (note 2)           8,598,901       10,216,165
Accounts receivable                                    9,977            7,729
                                                  ----------       ----------
    Total assets                                  $9,416,611       12,058,030
                                                  ==========       ==========
      Liabilities and Members' Capital
      --------------------------------
Liabilities - accounts payable                    $   34,300           29,356
Members' capital                                   9,382,311       12,028,674
                                                  ----------       ----------
    Total liabilities and members' capital        $9,416,611       12,058,030
                                                  ==========       ==========


See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                           Statements of Operations

                                                                Period
                                                             September 29,
                                                            1995 (inception)
                                            Year ended          through
                                           December 31,       December 31,
                                               1996               1995
                                           ------------     ----------------
Investment income                           $   21,571               --
Equity in earnings (loss) on investments
  (note 2)                                   3,432,113          (59,116)
                                           ------------     ----------------
                                             3,453,684          (59,116)

Canadian tax on dividends received             (86,814)              --
                                           ------------     ----------------
                    Net income (loss)       $3,366,870           (59,116)
                                           ============     ================




See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                        Statements of Members' Capital

                    Year ended December 31, 1996 and period
           September 29, 1995 (inception) through December 31, 1996

Initial capital contributions          $ 12,087,790

Net loss for the period                     (59,116)
                                       ------------
Balance at December 31, 1995             12,028,674

Capital contributions                     6,528,866

Distributions                           (12,542,099)

Net income for the year                   3,366,870
                                       ------------
Balance at December 31, 1996           $  9,382,311
                                       ============

See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                           Statements of Cash Flows

                                                                                                Period
                                                                                             September 29,
                                                                                            1995 (inception)
                                                                      Year ended                through
                                                                     December 31,             December 31,
                                                                        1996                     1995
                                                                     ------------           ----------------
Cash flows from operating activities:
  Net income (loss)                                                   $ 3,366,870                (59,116)
  Adjustments to reconcile net income (loss) to net cash
   provided by (used in) operating activities:
    Equity in (earnings) loss on investments                           (3,432,113)                59,116
    Changes in operating assets and liabilities:
      Increase in accounts receivable                                      (2,248)                (7,729)
      Increase in accounts payable                                          4,944                 29,356
                                                                      -----------            -----------
          Net cash provided by (used in) operating activities             (62,547)                21,627
                                                                      -----------            -----------
Cash flows from investing activities:
  Contributions made to investments in limited partnerships              (843,648)           (15,776,387)
  Distributions received from investments in limited partnerships       5,087,867              5,501,106
                                                                      -----------            -----------
          Net cash provided by (used in) investing activities           4,244,219            (10,275,281)
                                                                      -----------            -----------

Cash flows from financing activities:
  Member contributions                                                  6,528,866             12,087,790
  Member distributions                                                (12,542,009)                    --
                                                                      -----------            -----------
          Net cash provided by (used in) financing activities          (6,013,233)            12.087,790
                                                                      -----------            -----------

Net increase (decrease) in cash                                        (1,831,561)             1,834,136
Cash, beginning of period                                               1,834,136                     --
                                                                      -----------            -----------
Cash, end of period                                                   $     2,575              1,834,136
                                                                      ===========            ===========


See accompanying notes to financial statements.

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Notes to Financial Statements

                          December 31, 1996 and 1995

(1)     Summary of Significant Accounting Policies
        ------------------------------------------

        (a)     Description of Business
                -----------------------

                WhiteRock Portfolio Investors, L.L.C. (WhiteRock) was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and owned real estate ("REO") portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos), Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

                The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

                Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

        (b)     Income Taxes
                ------------

                As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. Federal income taxes are the responsibility of WhiteRock's members.

        (c)     Investments in Limited Partnerships
                -----------------------------------

                Investments in Brazos as of December 31, 1996 and 1995 and in Lone Star as of December 31, 1996 are recorded for financial statement purposes on the equity basis which approximates the estimated fair value of WhiteRock's investments. The equity basis was determined to be a fair estimate of the projected future cash flows of the investments discounted at a market rate of return for investments with similar risks.

                The fair values of investments as determined by the members, do not necessarily represent the amounts that may be realized from their immediate sale or disposition. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the


                                                                     (Continued)

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Notes to Financial Statements

        values that would have been used had a ready market for the investments existed, and the differences could be material.

   (d)  Use of Estimates
        ----------------

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Investments in Limited Partnerships
     -----------------------------------

     The primary focus of Brazos and Lone Star, WhiteRock's two investments at December 31, 1996 and 1995, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios. Brazos and Lone Star may also invest in other real estate related assets. The objective of the two funds is to achieve significant yields and capital gains for its partners. The projected holding period for each of these investments is three to five years. Brazos and Lone Star's general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star will invest only where they believe that they have a competitive advantage arising from its expertise in origination, evaluation, management and disposition of its assets. As of December 31, 1996, Brazos and Lone Star have invested in eighteen and five portfolios, respectively. The operations of Brazos and Lone Star have invested in eighteen and five portfolios, respectively. The operations of Brazos and Lone Star are governed by a limited partnership agreements (Agreements) dated March 30, 1995 and November 30, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

     Summary condensed financial information of Brazos and Lone Star as of December 31, 1996 and for the year then ended is as follows:

                                   Brazos          Lone Star
                                   ------          ---------
Assets                          $431,315,295       31,360,329
                                ============       ==========

Liabilities                     $225,749,623       18,226,184
Minority interest                 66,243,564               --
Partners' capital                139,322,108       13,134,145
                                ------------       ----------
                                $431,315,295       31,360,329
                                ============       ==========


                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         (a limited liability company)

                         Notes to Financial Statements

                                                              Brazos         Lone Star
                                                            ------------     ---------
WhiteRock's investment, at cost                             $  8,598,901       805,158
                                                            ============      ========
Revenues and net gain on disposition of assets              $161,289,723            64
Expenses and minority interest charge                        104,443,582       627,919
                                                            ------------      --------
    Net income (loss)                                       $ 56,846,141      (627,855)
                                                            ============      ========

WhiteRock's equity in earnings (loss) on investment         $  3,470,602       (38,489)
                                                            ============      ========

     Summary condensed financial information of Brazos as of December 31, 1995 and for the period March 30, 1995 (inception) through December 31, 1995 is as follows:


                                                               Brazos
                                                            -------------
Assets                                                      $614,063,610
                                                            ============

Liabilities                                                 $388,300,009
Minority interest                                             59,803,632
Partners' capital                                            165,959,969
                                                            ------------
                                                            $614,063,610
                                                            ============

WhiteRock's investment, at cost                             $ 10,216,165
                                                            ============

Revenues and net gain on disposition of assets              $ 28,932,467
Expenses and minority interest charge                         29,903,502
                                                            ------------
    Net loss                                                $   (971,035)
                                                            ============

WhiteRock's equity in loss on investment                    $    (59,116)
                                                            ============

(3)  Related Party Transactions
     --------------------------

     All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P. or its general partner, Brazos GenPar, Inc. Brazos GenPar, Inc. also functions as WhiteRock's administrator.